Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of other assets
	March 31, 2020	December 31, 2019
Merchant Portfolios	$2,190,000	$2,190,000
Less Accumulated Amortization	(932,976)	(854,761)
Net residual portfolios	$1,257,024	$1,335,239

	March 31, 2020	December 31, 2019
Trade name	$2,500,000	$2,500,000
Less Accumulated Amortization	(625,000)	(500,000)
Net trade name	$1,875,000	$2,000,000

	December 31
	2019	2018
Merchant Portfolios	$2,190,000	$2,190,000
Less Accumulated Amortization	(854,761)	(208,571)
Net residual portfolios	$1,335,239	$1,981,429

	December 31
	2019	2018
Trade name	$2,500,000	$2,500,000
Less Accumulated Amortization	(500,000)	(333,333)
Net trade name	$2,000,000	$2,166,667

Schedule of estimated amortization expense related to amortizing intangible assets
2020 (remainder of year)	$609,643
2021	$812,857
2022	$812,857
2023	$479,524
2024	$312,857
Thereafter	$104,287
Total	$3,132,025

2020	$812,857
2021	$812,857
2022	$812,857
2023	$479,524
2024	$312,857
Thereafter	$104,287
Total	$3,335,239